Trade and other receivables	6 Months Ended
Jun. 30, 2024
Trade And Other Receivables
Trade and other receivables

12. Trade and other receivables

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Trade receivables
- Non-related parties	454,398	461,497
	454,398	461,497
Non-trade receivables
- Advance payment to suppliers	329,597	329,597
- Amount due from a director	-	-
- Deposits	169,737	46,035
- Goods and services tax recoverable	-	184
- Prepayments	32,219	195,209
	531,553	571,025

	985,951	1,032,522

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

12.	Trade and other receivables (continued)

Receivables that are past due but not impaired

The Group had trade receivables amounting to US$125,668 (2023: US$59,757) that were past due at the reporting date but were not impaired. These receivables were unsecured and the analysis of their aging based on their trade date at the reporting date is as follows:

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Less than 30 days	32,438	44,543
30 to 90 days	93,230	15,214
	125,668	59,757